As Filed with the Securities and Exchange Commission on May 15, 2015.

Registration No.:	2-44752
811-2297

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X
Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. [73]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X
Amendment No. [73]

STRATTON MID CAP VALUE FUND, INC.

(Exact Name of Registrant as Specified in Charter)

150 South Warner Road, Suite 460, King of Prussia, PA 19406

(Address of Principal Executive Offices including Zip Code)

(610) 941-0255

(Registrant’s Telephone Number, including Area Code)

Michelle A. Whalen, Assistant Vice President

Stratton Mid Cap Value Fund, Inc.

150 South Warner Road, Suite 460, King of Prussia, PA 19406

(Name and Address of Agent for Service)

With copies to:

Joshua B. Deringer, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103-6996

(215) 988-2700

It is proposed that this filing will become effective (check appropriate box):

[X] immediately	upon filing pursuant to paragraph (b)
[ ] on	(date) pursuant to paragraph (b)
[ ] 60	days after filing pursuant to paragraph (a)(1)
[ ] on	(date) pursuant to paragraph (a)(1)
[ ] 75	days after filing pursuant to paragraph (a)(2)
[ ] on	(date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ] this	post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Shares of Common Stock

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of King of Prussia and the Commonwealth of Pennsylvania on the 15th day of May, 2015.

STRATTON MID CAP VALUE FUND, INC.
Registrant

/s/ GERALD M. VAN HORN
Gerald M. Van Horn, Chairman, Chief Executive Officer and Director

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 73 to the Registration Statement of Stratton Mid Cap Value Fund, Inc. has been signed below by the following persons in the capacities and on the date indicated.

Signature	Capacity	Date

/s/ GERALD M. VAN HORN Gerald M. Van Horn	Chairman, Chief Executive Officer and Director	May 15, 2015

*Bernard A. Francis, Jr. Bernard A. Francis, Jr.	Director	May 15, 2015

*Brian G. Peirce Brian G. Peirce	Director	May 15, 2015

*Lois Rothenberger Lois Rothenberger	Director	May 15, 2015

*Frank Thomas Frank Thomas	Director	May 15, 2015

*Joel H. Wilson Joel H. Wilson	Director	May 15, 2015

*Harold L. Zuber, Jr. Harold L. Zuber, Jr.	Director	May 15, 2015

/s/ PATRICIA L. SLOAN Patricia L. Sloan	Secretary and Treasurer	May 15, 2015

* By: /s/ MICHELLE WHALEN
Attorney-in-Fact (pursuant to Power of Attorney)

SCHEDULE OF EXHIBITS TO FORM N-1A

Stratton Mid Cap Value Fund, Inc.

Exhibit Number	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase